CONTRACT LIABILITIES	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
CONTRACT LIABILITIES

13.	CONTRACT LIABILITIES

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Contract liabilities	3,932,776	4,667,773

i.	On August 27, 2024, the Group has entered contract with independent customer for providing services of installation MVAC system. The Group received deposits from customers, this will give rise to contract liabilities before the contract commencement, until the Group satisfied the performance obligations. The management recognised the contract liabilities of HK$734,998 to revenue for the six months ended September 30, 2025 (six months ended September 30, 2024: Nil) and the management expects that the unsatisfied performance obligations of HK$427,276 will be recognised as revenue within one year according to the contract period.

ii.	On February 10, 2025, the Group has entered contract with independent customer for providing of supply and installation of the colling tower system. The Group received deposits of HK$3,505,500 from customers, this will give rise to contract liabilities before the contract commencement, until the Group satisfied the performance obligations. The management expects that the unsatisfied performance obligations of HK$3,505,500 will be recognised as revenue within one year according to the contract period.

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)